Stock-Based Compensation - Stock Option Activity (Details) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares
Number of shares
Options outstanding, September 30, 2022 (in shares)	9,757,282
Granted (in shares)	123,280
Exercised (in shares)	(1,233,943)
Forfeited (in shares)	(627,655)
Options outstanding, March 31, 2023 (in shares)	8,018,964	9,757,282
Options Exercisable, September 30, 2022 (in shares)	5,489,117
Vested and expected to vest after September 30, 2022 (in shares)	8,023,213
Weighted average exercise price
Options outstanding, September 30, 2022 (in dollars per share) | $ / shares	$ 1.15
Granted (in dollars per share) | $ / shares	4.15
Exercised (in dollars per share) | $ / shares	0.50
Forfeited (in dollars per share) | $ / shares	1.58
Options outstanding, March 31, 2023 (in dollars per share) | $ / shares	1.27	$ 1.15
Vested and expected to vest after September 30, 2022 (in dollars per share) | $ / shares	0.72
Vested and expected to vest after September 30, 2022 (in dollars per share) | $ / shares	$ 1.27
Weighted average remaining contractual life, options outstanding	7 years 7 days
Weighted average remaining contractual life, options exercisable	6 years 2 months 19 days
Weighted average remaining contractual life, options vested and expected to vest	7 years 7 days
Aggregated intrinsic value, options outstanding | $	$ 5,271
Aggregated intrinsic value, options exercisable | $	4,444
Aggregated intrinsic value, options vested and expected to vest | $	$ 5,275
Mariadb Corporation Ab
Number of shares
Options outstanding, September 30, 2022 (in shares)		47,156,876
Granted (in shares)		10,053,674
Exercised (in shares)		(9,657,581)
Forfeited (in shares)		(4,788,705)
Options outstanding, March 31, 2023 (in shares)		42,764,264
Options outstanding, March 31, 2023 (in shares)
Options Exercisable, September 30, 2022 (in shares)		25,951,862
Vested and expected to vest after September 30, 2022 (in shares)		41,954,393
Weighted average exercise price
Options outstanding, September 30, 2022 (in dollars per share) | $ / shares	$ 0.24	$ 0.13
Granted (in dollars per share) | $ / shares		0.81
Exercised (in dollars per share) | $ / shares		0.09
Forfeited (in dollars per share) | $ / shares		0.48
Options outstanding, March 31, 2023 (in dollars per share) | $ / shares		0.24
Vested and expected to vest after September 30, 2022 (in dollars per share) | $ / shares		0.11
Vested and expected to vest after September 30, 2022 (in dollars per share) | $ / shares		$ 0.24
Weighted average remaining contractual life, options outstanding		7 years 8 months 8 days
Weighted average remaining contractual life, options exercisable		6 years 9 months 21 days
Weighted average remaining contractual life, options vested and expected to vest		7 years 8 months 8 days
Aggregated intrinsic value, options outstanding | $		$ 26,907
Aggregated intrinsic value, options exercisable | $		19,655
Aggregated intrinsic value, options vested and expected to vest | $		$ 26,338
Previously Reported
Number of shares
Options outstanding, September 30, 2022 (in shares)	42,764,264
Options outstanding, March 31, 2023 (in shares)		42,764,264
Weighted average exercise price
Options outstanding, September 30, 2022 (in dollars per share) | $ / shares	$ 0.26
Options outstanding, March 31, 2023 (in dollars per share) | $ / shares		$ 0.26
Recapitalization
Number of shares
Options outstanding, September 30, 2022 (in shares)	(33,006,982)
Options outstanding, March 31, 2023 (in shares)		(33,006,982)
Weighted average exercise price
Options outstanding, September 30, 2022 (in dollars per share) | $ / shares	$ 0.89
Options outstanding, March 31, 2023 (in dollars per share) | $ / shares		$ 0.89
Recapitalization | Mariadb Corporation Ab
Number of shares
Options outstanding, September 30, 2022 (in shares)		1,106,511
Options outstanding, March 31, 2023 (in shares)